Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Receivables

in CHF thousands	2023	2022
Trade receivables	295	521
Value added tax	253	250
Withholding tax	1,339	173
Other receivables	66	75
Balance at December 31	1,953	1,019
Trade receivables are denominated in the following currencies:

in CHF thousands	2023	2022
CHF	—	160
EUR	—	—
USD	295	361
Balance at December 31	295	521